COMMITMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
COMMITMENTS

31.	COMMITMENTS

31.a)	Take-or-pay contracts

As of December 31, 2024 and 2023, the Company was a party to take-or-pay contracts as shown in the following table:

	Payments in the period
Type of service	2023	2024	2025	2026	After 2026	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	2,068,319	2,196,306	1,980,843	1,571,822	2,075,188	9,892,478
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	583,152	567,043	558,396	456,737	842,653	3,007,981
Processing of slag generated during pig iron and steel production.	22,981	21,259	1,768			46,008
Oil Storage and Handling	2,754	3,576	2,716	2,607	7,822	19,475
Labor and consultancy services	31,391	26,257	30,962	30,962	123,846	243,418
	2,708,597	2,814,441	2,574,685	2,062,128	3,049,509	13,209,360

31.b) Projects and other commitments

The Transnordestina Project, which corresponds to Network II of the Northeast Railway Network, includes 1,753 km of state-of-the-art, large-caliber railway network. The project has an evolution of 64.13% and was expected to be completed in 2017.

On December 23, 2022, following extensive negotiations involving ANTT, TCU, and the Ministry of Infrastructure, the first amendment to the concession contract was signed, redefining the scope and completion deadlines for TLSA's railway sections. Notably, it provided for the return of the SPS section, resulting in a project with the current 1,206 km of railway network and a completion deadline of August 2029. With this act, it also ended the discussion of the administrative procedure for recommendation of forfeiture, which was being processed by the National Land Transportation Agency ("ANTT").

The Company expects that the investments will allow TLSA, the concession holder of the Transnordestina Project, to transport various products, such as soybeans, corn, iron ore, limestone, cotton, sugarcane, fertilizers, oil and fuels. The concession period ends in 2057, and may be terminated before that period if the concession holder reaches the minimum return agreed with the Government. TLSA obtained the required environmental authorizations for the sections under construction, and implementation is advancing. Currently in Ceará, infrastructure works are ongoing in lots 04 to 07 and mobilization is in progress for lot 11, all related to the section connecting Missão Velha to Pecém Port (MVP). In parallel, maintenance services are being performed on tracks 1 and 2 of the railway project, specifically – from lot 03 (14km) to lot 07 of the Eliseu Martins (PI)/Trindade (PE) section, Salgueiro (PE)/Trindade (PE section, Salgueiro (PE)/Missão Velha (CE) section, and MVP lots 01 to 03 of the Missão Velha (CE)/Pecém (CE) section.

It is scheduled to occur still in 2025, the start of the commissioned Operation that will take place between the Municipalities of Bela Vista do Piauí (PI) and Iguatu (CE).

• FTL – Ferrovia Transnordestina Logística S.A. (Operational network)

Regarding Malha I, operated by FTL – Ferrovia Transnordestina Logística S.A. ("FTL"), the Company filed a request in July 2022 for Early Extension of the concession contract for an additional 30 years, based on meeting legal requirements and performance targets established by ANTT regarding production volume and safety. Thus, despite an ANTT administrative procedure in 2013 that resulted in a recommendation for the concession contract to lapse, a decision was issued on December 13, 2022, by the Court of Accounts (TCU), Judgment No. 2769/2022, which determined that ANTT and the Ministry of Infrastructure (at the time), within their respective jurisdictions, should adopt measures toward a definitive solution for the concession contract of the network granted to FTL. In September 2023, based on the final report of the working group, the Ministry of Transportation issued OFFICIAL LETTER No. 448/2023/SE to ANTT informing the closure of the recommendation for termination issued in ANTT Deliberation No. 947/2019, of October 22, 2019. Therefore, given the positive negotiation environment for the concession contract and FTL's growth, with record production and EBITDA achievements, the company considers the Early Extension of the concession contract imminent to definitively resolve the mentioned contractual pending issues.